UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Diversified International Equity Fund
	Shares	Value ($)
Common Stocks 87.8%
Australia 4.0%
AGL Energy Ltd.	13,924	229,223
APA Group	12,159	62,409
Asciano Ltd.	9,175	41,659
Australia & New Zealand Banking Group Ltd.	3,047	74,958
BHP Billiton Ltd.	4,759	157,971
Brambles Ltd.	11,283	73,535
Cochlear Ltd.	514	35,488
Commonwealth Bank of Australia	1,700	102,294
Crown Ltd.	9,554	84,477
CSL Ltd.	4,279	190,952
Echo Entertainment Group Ltd.	8,537	37,427
Fairfax Media Ltd.	50,627	27,743
Leighton Holdings Ltd.	1,199	21,367
National Australia Bank Ltd.	2,447	63,887
Newcrest Mining Ltd.	1,515	37,015
Origin Energy Ltd.	7,150	88,253
QR National Ltd.	13,429	44,919
Rio Tinto Ltd.	870	48,074
Santos Ltd.	6,285	70,250
Sonic Healthcare Ltd.	3,731	49,396
SP Ausnet	45,688	50,605
TABCORP Holdings Ltd.	15,831	53,887
Tatts Group Ltd.	29,710	90,186
Telstra Corp., Ltd.	142,160	597,385
Toll Holdings Ltd.	5,399	22,670
Transurban Group (Units)	9,287	59,672
Wesfarmers Ltd.	3,273	111,656
Westfield Group (REIT) (Units)	3,049	31,971
Westpac Banking Corp.	2,585	62,715
Woodside Petroleum Ltd.	4,096	144,249
Woolworths Ltd.	3,723	111,581
WorleyParsons Ltd.	1,661	45,195

(Cost $2,077,899)		2,923,069
Austria 0.6%
Erste Group Bank AG*	8,886	160,675
Immofinanz AG* (a)	42,016	137,458
Raiffeisen Bank International AG (a)	2,084	68,705
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,947	75,642

(Cost $424,919)		442,480
Belgium 1.6%
Ageas	76,375	152,052
Anheuser-Busch InBev NV	6,335	500,742
Delhaize Group	688	24,576
Groupe Bruxelles Lambert SA	2,744	179,059
KBC Groep NV (a)	5,128	107,166
Solvay SA	1,280	132,898
Umicore SA	2,459	108,483

(Cost $986,754)		1,204,976
Bermuda 0.2%
Seadrill Ltd. (a) (Cost $28,855)	2,757	107,438
Canada 7.0%
Alimentation Couche-Tard, Inc. "B"	1,800	85,257
Bank of Montreal (a)	900	51,549
Bank of Nova Scotia (a)	1,300	67,862
Barrick Gold Corp.	2,700	88,874
BCE, Inc. (a)	3,500	148,955
Bell Aliant, Inc. (a)	1,400	34,831
Bombardier, Inc. "B" (a)	7,200	25,918
Brookfield Asset Management, Inc. "A" (a)	1,200	40,708
Canadian Imperial Bank of Commerce (a)	600	43,885
Canadian National Railway Co. (a)	1,700	149,971
Canadian Natural Resources Ltd.	1,400	38,181
Canadian Pacific Railway Ltd.	800	65,023
Canadian Tire Corp., Ltd. "A"	500	33,061
Canadian Utilities Ltd. "A"	2,100	146,582
Cenovus Energy, Inc.	1,200	36,675
CGI Group, Inc. "A"*	27,100	638,553
Eldorado Gold Corp.	2,400	25,966
Empire Co., Ltd. "A"	600	34,157
EnCana Corp. (a)	1,100	24,504
Fortis, Inc. (a)	7,400	247,491
George Weston Ltd.	900	53,173
Gildan Activewear, Inc. (a)	1,000	28,200
Goldcorp, Inc.	2,200	79,414
Imperial Oil Ltd.	700	29,986
Kinross Gold Corp.	3,800	31,753
Loblaw Companies Ltd. (a)	1,700	55,212
Magna International, Inc. "A" (a)	1,268	50,829
Manulife Financial Corp.	3,000	32,218
Metro, Inc. "A"	1,500	83,238
National Bank of Canada	300	22,340
Open Text Corp.*	7,000	316,269
Potash Corp. of Saskatchewan, Inc. (a)	1,501	66,455
Research In Motion Ltd.* (a)	56,900	407,381
Rogers Communications, Inc. "B" (a)	5,600	219,510
Royal Bank of Canada (a)	1,500	76,851
Saputo, Inc. (a)	2,100	89,478
Shaw Communications, Inc. "B" (a)	2,900	56,592
Shoppers Drug Mart Corp. (a)	3,200	131,944
Silver Wheaton Corp. (a)	900	24,805
SNC-Lavalin Group, Inc. (a)	800	31,558
Sun Life Financial, Inc. (a)	1,200	26,062
Suncor Energy, Inc.	2,032	62,124
Talisman Energy, Inc. (a)	1,600	19,784
Teck Resources Ltd. "B"	1,400	39,270
Telus Corp.	900	56,198
Telus Corp. (Non-Voting Shares) (a)	2,200	134,937
Thomson Reuters Corp. (a) (b)	700	19,851
Thomson Reuters Corp. (b)	1,660	46,995
Tim Hortons, Inc.	1,200	63,814
Toronto-Dominion Bank (a)	1,000	78,696
TransAlta Corp. (a)	10,000	156,055
Valeant Pharmaceuticals International, Inc.*	7,900	376,547
Viterra, Inc.	4,300	68,862
Yamana Gold, Inc.	1,700	25,207

(Cost $6,075,800)		5,089,611
Denmark 2.2%
A P Moller-Maersk AS "A"	8	52,482
A P Moller-Maersk AS "B"	22	151,875
Carlsberg AS "B"	7,208	582,459
Coloplast AS "B"	217	41,084
Danske Bank AS*	23,247	345,551
DSV AS	2,944	63,004
Novo Nordisk AS "B"	2,198	339,530
Tryg AS	1,039	58,911

(Cost $1,336,755)		1,634,896
Finland 3.7%
Fortum Oyj	17,599	294,473
Kone Oyj "B" (a)	2,231	137,964
Metso Corp. (a)	1,888	68,283
Nokia Oyj	544,952	1,310,132
Pohjola Bank PLC	5,629	64,990
Sampo Oyj "A"	12,894	340,463
Stora Enso Oyj "R"	25,854	147,410
UPM-Kymmene Oyj	23,212	248,331
Wartsila Oyj (a)	2,523	75,300

(Cost $3,232,242)		2,687,346
France 7.1%
Air Liquide SA	1,736	193,417
Alcatel-Lucent* (a)	36,971	40,605
Arkema	538	39,312
AtoS	863	48,460
AXA SA	5,702	69,087
BNP Paribas SA	3,483	128,896
Bouygues SA	860	21,677
Cap Gemini	2,459	89,462
Carrefour SA	3,368	60,187
Casino Guichard-Perrachon SA	498	41,710
Cie Generale des Etablissements Michelin "B"	519	35,094
Compagnie de Saint-Gobain	834	25,035
DANONE SA	2,810	170,745
Dassault Systemes SA	1,104	108,653
Electricite de France	2,373	49,026
Essilor International SA	3,008	261,144
France Telecom SA (a)	35,335	470,815
GDF Suez	14,934	332,316
Iliad SA	569	78,262
L'Oreal SA	1,117	133,635
Lafarge SA	1,293	59,026
LVMH Moet Hennessy Louis Vuitton SA	489	73,339
Pernod Ricard SA	1,139	122,190
Sanofi	18,071	1,470,346
Schneider Electric SA	982	55,206
Societe Generale*	2,633	57,586
Suez Environnement Co.	2,266	24,816
Technip SA	626	65,533
Total SA	6,490	298,644
Unibail-Rodamco SE (REIT)	350	66,992
Veolia Environnement	3,910	43,999
Vinci SA	548	23,141
Vivendi (a)	24,120	456,456

(Cost $5,058,975)		5,214,812
Germany 5.3%
Adidas AG	615	46,115
Allianz SE (Registered)	2,399	238,394
BASF SE	1,815	132,363
Bayer AG (Registered)	4,315	327,480
Bayerische Motoren Werke (BMW) AG	763	56,758
Beiersdorf AG	1,567	103,702
Commerzbank AG*	21,125	32,886
Continental AG	289	26,141
Daimler AG (Registered)	1,778	88,641
Deutsche Boerse AG	1,188	59,097
Deutsche Post AG (Registered)	2,891	51,872
Deutsche Telekom AG (Registered)	86,849	978,713
E.ON AG	15,067	320,466
Fresenius Medical Care AG & Co. KGaA	1,398	101,369
Fresenius SE & Co. KGaA	721	76,842
GEA Group AG	1,234	33,254
Henkel AG & Co. KGaA	1,968	116,425
Infineon Technologies AG	6,361	46,198
K+S AG (Registered)	460	22,647
Kabel Deutschland Holding AG*	344	21,550
Linde AG	386	57,451
Merck KGaA	516	51,855
Metro AG	2,288	62,957
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	782	110,921
RWE AG	3,889	152,539
SAP AG	3,701	235,579
Siemens AG (Registered)	3,543	300,627
Suedzucker AG	1,380	47,602

(Cost $3,595,885)		3,900,444
Hong Kong 2.5%
AIA Group Ltd.	32,800	114,709
BOC Hong Kong (Holdings) Ltd.	13,500	41,239
Cathay Pacific Airways Ltd. (a)	26,000	42,880
Cheung Kong (Holdings) Ltd.	4,000	52,317
Cheung Kong Infrastructure Holdings Ltd. (a)	8,000	48,115
CLP Holdings Ltd.	22,500	194,356
Galaxy Entertainment Group Ltd.* (a)	12,000	28,678
Hang Lung Properties Ltd.	15,000	53,057
Hang Seng Bank Ltd. (a)	3,800	52,664
Hong Kong & China Gas Co., Ltd.	66,481	153,358
Hong Kong Exchanges & Clearing Ltd. (a)	4,200	56,135
Hutchison Whampoa Ltd.	39,000	349,584
Li & Fung Ltd. (a)	40,000	78,338
Link (REIT)	9,000	39,483
MTR Corp., Ltd.	22,500	78,747
Noble Group Ltd. (a)	40,181	34,450
NWS Holdings Ltd.	23,500	35,940
Orient Overseas International Ltd.	6,000	33,872
Power Assets Holdings Ltd.	16,000	125,594
Shangri-La Asia Ltd. (a)	14,000	27,551
SJM Holdings Ltd.	16,000	28,419
Sun Hung Kai Properties Ltd.	6,000	74,567
Swire Pacific Ltd. "A"	3,000	35,841
Wharf Holdings Ltd.	8,000	45,902
Yue Yuen Industrial (Holdings) Ltd. (a)	7,000	21,107

(Cost $1,479,788)		1,846,903
Ireland 2.3%
CRH PLC (b)	54,882	989,439
CRH PLC (b)	28,278	518,601
Elan Corp. PLC*	14,234	165,245
Experian PLC	2,775	41,137

(Cost $1,740,711)		1,714,422
Italy 3.8%
Assicurazioni Generali SpA	9,698	121,196
Atlantia SpA	9,141	119,727
Autogrill SpA	4,204	33,866
Enel Green Power SpA	27,248	38,896
Enel SpA	90,506	257,830
Eni SpA	11,740	241,838
Fiat Industrial SpA	24,282	237,282
Fiat SpA* (a)	27,105	132,229
Finmeccanica SpA*	12,127	44,240
Intesa Sanpaolo (a)	80,515	101,116
Luxottica Group SpA	3,194	109,750
Mediaset SpA	17,879	31,069
Pirelli & C. SpA (a)	6,895	69,448
Prysmian SpA	6,352	101,367
Saipem SpA	1,417	65,002
Snam SpA	23,139	93,048
Telecom Italia SpA	653,656	533,584
Telecom Italia SpA (RSP)	422,920	294,904
Terna - Rete Elettrica Nationale SpA	17,328	57,740
UBI Banca - Unione di Banche Italiane ScpA	5,181	14,935
UniCredit SpA*	31,283	105,193

(Cost $3,608,399)		2,804,260
Japan 11.0%
AEON Co., Ltd. (a)	5,700	68,672
Ajinomoto Co., Inc.	7,000	99,222
Alfresa Holdings Corp.	600	31,922
Asahi Group Holdings Ltd. (a)	3,700	82,966
Asahi Kasei Corp.	6,000	31,768
Astellas Pharma, Inc.	4,300	204,331
Bridgestone Corp.	1,400	31,489
Canon, Inc.	1,850	61,921
Central Japan Railway Co.	4	33,068
Chubu Electric Power Co., Inc.	11,400	121,713
Chugai Pharmaceutical Co., Ltd.	2,100	40,391
Chugoku Electric Power Co., Inc. (a)	4,700	59,763
Dai-ichi Life Insurance Co., Ltd.	38	39,715
Daiichi Sankyo Co., Ltd. (a)	6,800	112,001
Denso Corp.	1,200	38,204
East Japan Railway Co.	398	25,455
Eisai Co., Ltd. (a)	2,700	119,331
Electric Power Development Co., Ltd.	2,500	58,906
FamilyMart Co., Ltd.	800	37,892
FANUC Corp.	200	30,992
FUJIFILM Holdings Corp.	1,400	24,958
Hisamitsu Pharmaceutical Co., Inc. (a)	600	30,181
Hitachi Ltd.	7,000	41,136
Hokkaido Electric Power Co., Inc.	4,200	38,542
Hokuriku Electric Power Co.	3,800	38,633
Honda Motor Co., Ltd.	1,900	61,049
HOYA Corp.	1,400	31,112
Idemitsu Kosan Co., Ltd.	400	33,478
INPEX Corp.	23	128,089
Japan Real Estate Investment Corp. (REIT)	5	47,179
Japan Tobacco, Inc.	8,600	270,732
JFE Holdings, Inc.	1,400	18,309
JX Holdings, Inc.	24,690	118,696
Kansai Electric Power Co., Inc.	12,800	96,086
Kao Corp.	5,300	143,441
KDDI Corp.	40	275,474
Keyence Corp.	110	27,385
Kirin Holdings Co., Ltd.	9,000	102,019
Komatsu Ltd.	800	17,708
Kyocera Corp.	300	23,701
Kyowa Hakko Kirin Co., Ltd. (a)	3,000	33,309
Kyushu Electric Power Co., Inc.	8,200	63,896
Lawson, Inc. (a)	700	50,320
Medipal Holdings Corp.	2,000	28,811
MEIJI Holdings Co., Ltd.	800	36,550
Miraca Holdings, Inc.	800	33,972
Mitsubishi Chemical Holdings Corp.	6,000	25,381
Mitsubishi Corp.	2,200	43,475
Mitsubishi Electric Corp.	3,000	23,718
Mitsubishi Estate Co., Ltd.	5,000	89,468
Mitsubishi Tanabe Pharma Corp.	2,600	39,825
Mitsubishi UFJ Financial Group, Inc.	48,100	231,024
Mitsui & Co., Ltd.	3,000	44,237
Mitsui Fudosan Co., Ltd.	4,000	76,920
Mizuho Financial Group, Inc.	80,600	131,427
MS&AD Insurance Group Holdings, Inc.	3,100	49,935
Murata Manufacturing Co., Ltd.	500	24,914
Nintendo Co., Ltd. (a)	200	22,176
Nippon Building Fund, Inc. (REIT)	4	38,820
Nippon Meat Packers, Inc.	3,000	39,262
Nippon Steel Corp.	20,000	39,886
Nippon Telegraph & Telephone Corp.	6,305	292,012
Nissan Motor Co., Ltd. (a)	4,300	40,371
Nisshin Seifun Group, Inc.	3,500	41,772
Nissin Foods Holdings Co., Ltd.	1,200	45,876
Nitto Denko Corp.	700	30,046
NKSJ Holdings, Inc.	1,800	34,229
Nomura Holdings, Inc.	16,700	58,304
Nomura Real Estate Office Fund, Inc. (REIT)	6	34,529
NTT DoCoMo, Inc.	217	363,453
Olympus Corp.*	2,200	41,247
Ono Pharmaceutical Co., Ltd.	800	50,408
ORIX Corp. (a)	510	48,306
Osaka Gas Co., Ltd.	34,000	139,193
Otsuka Holdings KK (a)	3,200	97,364
Panasonic Corp. (a)	2,900	19,990
Santen Pharmaceutical Co., Ltd. (a)	900	38,289
Seven & I Holdings Co., Ltd.	7,200	227,864
Shikoku Electric Power Co., Inc. (a)	2,900	44,724
Shin-Etsu Chemical Co., Ltd.	1,300	65,524
Shionogi & Co., Ltd.	3,300	46,988
Shiseido Co., Ltd.	4,200	60,136
Softbank Corp.	12,900	492,434
Sumitomo Chemical Co., Ltd.	6,000	16,585
Sumitomo Corp.	2,900	40,609
Sumitomo Electric Industries Ltd.	1,900	22,329
Sumitomo Mitsui Financial Group, Inc.	5,700	179,413
Sumitomo Mitsui Trust Holdings, Inc.	17,000	48,448
Sumitomo Realty & Development Co., Ltd.	2,000	49,712
Suzuken Co., Ltd.	900	32,265
Taisho Pharmaceutical Holdings Co., Ltd.	400	31,801
Takeda Pharmaceutical Co., Ltd.	7,800	357,592
Terumo Corp.	1,800	73,736
Toho Gas Co., Ltd. (a)	9,000	54,115
Tohoku Electric Power Co., Inc.*	8,500	54,678
Tokio Marine Holdings, Inc.	3,100	71,182
Tokyo Electric Power Co., Inc.* (a)	27,000	45,134
Tokyo Gas Co., Ltd.	44,000	227,052
TonenGeneral Sekiyu KK	4,000	32,728
Toray Industries, Inc.	6,000	37,507
Toshiba Corp.	8,000	26,430
Toyo Suisan Kaisha Ltd.	1,000	24,056
Toyota Motor Corp.	2,600	99,403
Tsumura & Co.	1,500	42,031
Unicharm Corp. (a)	1,100	60,652
Yakult Honsha Co., Ltd. (a)	900	34,819
Yamazaki Baking Co., Ltd.	2,000	27,908

(Cost $8,201,441)		8,068,200
Luxembourg 0.4%
ArcelorMittal	7,061	113,133
Millicom International Cellular SA (SDR)	1,219	110,128
Tenaris SA (a)	2,054	39,326

(Cost $222,746)		262,587
Macau 0.1%
Sands China Ltd. (a)	18,000	52,772
Wynn Macau Ltd. (a)	12,800	27,143

(Cost $44,964)		79,915
Netherlands 6.8%
AEGON NV	20,450	92,281
Akzo Nobel NV	2,840	152,524
ASML Holding NV	31,640	1,828,217
Corio NV (REIT)	983	43,270
Gemalto NV	1,169	89,370
Heineken Holding NV	1,385	63,417
Heineken NV	1,602	86,537
ING Groep NV (CVA)*	42,757	279,423
Koninklijke (Royal) KPN NV (a)	89,667	734,863
Koninklijke Ahold NV	7,422	90,161
Koninklijke DSM NV	1,968	96,397
Koninklijke Philips Electronics NV	7,199	157,851
Koninklijke Vopak NV	597	37,746
Randstad Holding NV	1,101	33,217
Reed Elsevier NV	31,995	374,482
Royal Dutch Shell PLC "A"	2,485	84,382
Royal Dutch Shell PLC "B"	1,993	70,067
TNT Express NV	3,072	33,286
Unilever NV (CVA)	10,870	376,715
Wolters Kluwer NV	15,073	250,110

(Cost $4,384,082)		4,974,316
Norway 2.1%
Aker Solutions ASA	2,106	30,701
DnB ASA (a)	31,301	329,076
Gjensidige Forsikring ASA	6,180	75,727
Norsk Hydro ASA (a)	32,240	131,228
Statoil ASA	8,658	205,387
Telenor ASA	32,497	549,183
Yara International ASA	5,246	246,965

(Cost $1,024,669)		1,568,267
Singapore 3.5%
CapitaLand Ltd. (a)	20,000	47,901
ComfortDelGro Corp., Ltd.	30,000	40,407
DBS Group Holdings Ltd.	14,000	165,173
Fraser & Neave Ltd.	9,000	58,889
Genting Singapore PLC (a)	211,000	220,277
Golden Agri-Resources Ltd. (a)	218,000	129,087
Hutchison Port Holdings Trust (Units)	51,000	38,622
Jardine Cycle & Carriage Ltd. (a)	4,000	149,396
Keppel Corp., Ltd.	19,800	177,008
Olam International Ltd. (a)	51,000	75,010
Oversea-Chinese Banking Corp., Ltd.	21,000	160,552
SembCorp Industries Ltd.	16,000	67,651
SembCorp Marine Ltd. (a)	12,000	46,564
Singapore Airlines Ltd.	8,000	68,073
Singapore Exchange Ltd.	9,000	48,176
Singapore Press Holdings Ltd.	43,000	141,826
Singapore Technologies Engineering Ltd.	26,000	68,738
Singapore Telecommunications Ltd.	188,000	539,676
StarHub Ltd. (a)	16,000	49,225
United Overseas Bank Ltd.	7,000	112,002
Wilmar International Ltd. (a)	59,000	153,260

(Cost $1,837,116)		2,557,513
Spain 4.7%
Abertis Infraestructuras SA	10,165	125,029
Acciona SA	387	16,794
ACS, Actividades de Construccion y Servicios SA	4,596	72,162
Amadeus IT Holding SA "A"	22,761	490,469
Banco Bilbao Vizcaya Argentaria SA (a)	18,351	118,677
Banco Santander SA	35,502	213,786
Enagas SA	3,019	52,163
Ferrovial SA	12,759	138,174
Gas Natural SDG SA	6,527	80,079
Iberdrola SA	62,932	226,852
Industria de Diseno Textil SA	5,025	515,071
Red Electrica Corporacion SA	1,971	77,962
Repsol SA (a)	28,391	451,774
Telefonica SA (a)	71,566	812,245
Zardoya Otis SA (a)	3,165	35,205

(Cost $3,959,557)		3,426,442
Sweden 3.8%
Assa Abloy AB "B"	1,129	34,122
Atlas Copco AB "A"	2,382	53,360
Atlas Copco AB "B"	1,896	37,774
Boliden AB (a)	5,502	83,247
Electrolux AB "B"	2,224	50,086
Hennes & Mauritz AB "B"	6,564	241,668
Hexagon AB "B"	3,886	73,703
Holmen AB "B"	1,457	39,036
Husqvarna AB "B"	5,434	27,629
Modern Times Group "B"	534	24,372
Nordea Bank AB	12,188	112,912
Sandvik AB	3,558	49,227
Scania AB "B"	1,671	28,650
Skandinaviska Enskilda Banken AB "A"	7,816	57,089
Skanska AB "B"	2,292	34,623
SKF AB "B"	1,471	30,266
SSAB AB "A" (a)	3,185	26,008
Svenska Cellulosa AB "B"	9,683	164,273
Svenska Handelsbanken AB "A"	2,305	79,693
Swedbank AB "A"	4,740	82,533
Swedish Match AB	12,720	535,185
Tele2 AB "B"	6,166	101,805
Telefonaktiebolaget LM Ericsson "B"	49,091	454,789
TeliaSonera AB	43,220	285,466
Volvo AB "B"	4,497	55,141

(Cost $2,247,006)		2,762,657
Switzerland 7.5%
ABB Ltd. (Registered)* (a)	7,555	131,405
Actelion Ltd. (Registered)*	838	38,177
Adecco SA (Registered)*	796	34,846
Aryzta AG*	834	41,378
Compagnie Financiere Richemont SA "A"	3,108	175,600
Credit Suisse Group AG (Registered)*	3,637	61,901
Geberit AG (Registered)*	225	44,092
Givaudan SA (Registered)*	57	55,420
Holcim Ltd. (Registered)*	1,511	88,767
Lindt & Spruengli AG (Registered)	1	35,783
Nestle SA (Registered)	24,122	1,482,200
Novartis AG (Registered)	13,198	773,491
Roche Holding AG (Genusschein)	4,096	725,313
SGS SA (Registered)	34	67,892
Sika AG	17	31,778
Sonova Holding AG (Registered)*	361	34,123
STMicroelectronics NV	10,088	54,366
Swatch Group AG (Bearer)	190	75,204
Swatch Group AG (Registered)	466	32,432
Swiss Re AG.*	1,017	63,843
Swisscom AG (Registered) (a)	2,431	972,973
Syngenta AG (Registered)	493	167,876
UBS AG (Registered)*	10,946	115,105
Wolseley PLC	1,005	36,156
Xstrata PLC	3,542	46,659
Zurich Insurance Group AG*	437	96,954

(Cost $3,689,438)		5,483,734
United Kingdom 7.4%
Anglo American PLC	2,015	59,623
ARM Holdings PLC	44,649	384,256
AstraZeneca PLC	9,969	466,767
BAE Systems PLC	9,818	47,403
Barclays PLC	14,664	38,434
BG Group PLC	2,693	52,934
BHP Billiton PLC	3,343	97,448
BP PLC	14,248	94,470
British American Tobacco PLC	3,102	164,798
British Sky Broadcasting Group PLC	2,610	29,112
BT Group PLC	42,354	143,816
Capita PLC	1,781	19,822
Centrica PLC	26,003	128,933
Compass Group PLC	6,032	64,543
Diageo PLC	4,451	118,736
GlaxoSmithKline PLC	39,488	907,282
HSBC Holdings PLC	15,258	127,590
Imperial Tobacco Group PLC	1,630	63,267
Inmarsat PLC	4,081	31,339
International Consolidated Airlines Group SA*	27,116	67,494
Kingfisher PLC	7,835	32,612
Marks & Spencer Group PLC	4,845	25,229
National Grid PLC	16,393	170,027
Next PLC	569	28,618
Pearson PLC (a)	2,403	44,991
Reckitt Benckiser Group PLC	809	44,395
Reed Elsevier PLC	3,160	26,555
Rio Tinto PLC	2,110	97,497
Rolls-Royce Holdings PLC	4,528	60,071
SABMiller PLC	1,353	58,244
Severn Trent PLC	1,707	46,110
Shire PLC	4,523	130,263
Smith & Nephew PLC	8,325	85,051
Smiths Group PLC	1,780	29,675
SSE PLC	5,193	106,692
Standard Chartered PLC	2,621	59,813
Subsea 7 SA (a)	2,839	59,121
Tesco PLC	11,556	57,533
The Sage Group PLC	43,421	195,452
Unilever PLC	1,703	61,032
United Utilities Group PLC	5,498	58,767
Veripos, Inc.*	283	545
Vodafone Group PLC	261,217	746,310
William Morrison Supermarkets PLC	5,755	24,987
WPP PLC	4,143	52,187

(Cost $4,033,222)		5,409,844
United States 0.2%
Catamaran Corp.* (Cost $158,896)	1,700	144,394

Total Common Stocks (Cost $59,450,119)		64,308,526
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	446	22,214
Henkel AG & Co. KGaA	2,661	191,090
Porsche Automobil Holding SE	437	22,553
Volkswagen AG	311	53,068

Total Preferred Stocks (Cost $184,905)		288,925
Exchange-Traded Funds 9.8%
iShares MSCI Emerging Markets Index Fund (a)	91,300	3,571,656
Vanguard MSCI Emerging Markets Fund	89,950	3,599,799

Total Exchange-Traded Funds (Cost $6,751,140)		7,171,455
Securities Lending Collateral 17.1%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $12,529,889)	12,529,889	12,529,889
Cash Equivalents 1.2%
Central Cash Management Fund, (c) 0.14% (Cost $860,865)	860,865	860,865

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,776,918) †	116.3	85,159,660
Other Assets and Liabilities, Net (a)	(16.3)	(11,957,467)

Net Assets	100.0	73,202,193

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $80,309,565.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $4,850,095.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,647,043 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,796,948.

(a)
All or a portion of these securities were on loan amounting to $11,947,915. In addition, included in other assets and liabilities, net is a pending sale, amounting to $9,142, that is also on loan. The value of all securities loaned at July 31, 2012 amounted to $11,957,057 which is 16.3% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	AUD	9/20/2012	1	111,054	3,859
Euro Stoxx 50 Index	EUR	9/21/2012	35	1,002,530	78,229
FTSE 100 Index	GBP	9/21/2012	1	87,894	3,125
Nikkei 225 Index	USD	9/13/2012	4	172,200	6,684
S&P TSE 60 Index	CAD	9/20/2012	1	132,443	2,902
Total unrealized appreciation					94,799

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	USD	United States Dollar
EUR	Euro

At July 31, 2012 the DWS Diversified International Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	10,504,952	16.3%
Health Care	8,277,934	12.8%
Consumer Staples	8,098,462	12.5%
Financials	7,949,403	12.3%
Information Technology	7,095,647	11.0%
Materials	5,237,067	8.1%
Utilities	5,085,751	7.9%
Industrials	5,058,015	7.8%
Consumer Discretionary	4,551,411	7.1%
Energy	2,738,809	4.2%
Total	64,597,451	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investment(e)
Australia	$—	$2,923,069	$—	$2,923,069
Austria	—	442,480	—	442,480
Belgium	—	1,204,976	—	1,204,976
Bermuda	—	107,438	—	107,438
Canada	5,042,616	46,995	—	5,089,611
Denmark	—	1,634,896	—	1,634,896
Finland	—	2,687,346	—	2,687,346
France	—	5,214,812	—	5,214,812
Germany	—	4,189,369	—	4,189,369
Hong Kong	—	1,846,903	—	1,846,903
Ireland	—	1,714,422	—	1,714,422
Italy	—	2,804,260	—	2,804,260
Japan	—	8,068,200	—	8,068,200
Luxembourg	—	262,587	—	262,587
Macau	—	79,915	—	79,915
Netherlands	—	4,974,316	—	4,974,316
Norway	—	1,568,267	—	1,568,267
Singapore	—	2,557,513	—	2,557,513
Spain	—	3,426,442	—	3,426,442
Sweden	—	2,762,657	—	2,762,657
Switzerland	—	5,483,734	—	5,483,734
United Kingdom	—	5,409,844	—	5,409,844
United States	144,394	—	—	144,394
Exchange-Traded Funds	7,171,455	—	—	7,171,455
Short-Term Investments(e)	13,390,754	—	—	13,390,754
Derivatives(f)	94,799	—	—	94,799
Total	$25,844,018	$59,410,441	$—	$85,254,459

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$94,799

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012